BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
8.	BANK BORROWINGS

	At December 31,
	2010	2011
	$	$

Short-term bank borrowings	139,529,915	286,887,593
Current portion of long-term borrowings	-	35,328,572
Long-term bank borrowings	30,199,160	125,438,845
Total	169,729,075	447,655,010

The Group's short-term bank borrowings have annual average interest rates of 5.33% and 6.65% in year 2010 and 2011, respectively. These loans represent borrowings of the Group from various financial institutions. Each of these borrowings has a term of one year, and expires at various times throughout the year.

The Group's long-term bank borrowings have annual average interest rates of 3.51% and 5.55% in year 2010 and 2011, respectively. These loans represent borrowings of the Group from the Import and Export Bank of China and China development bank, with a term of two to six years, which would expire between 2013 and 2017.

The short-term bank borrowings were guaranteed by:

At December 31,
	2010	2011
	$	$

CEEG, Jiangsu CEEG Electrical Equipment Manufacturing
Co., Ltd and Group chairman Mr. Tingxiu Lu	128.4 million	76.7 million
Bank of Nanjing and China Electric Equipment Group Co., Ltd.	-	31.7 million
China Electric Equipment Group Co., Ltd and Jiangsu Xinde
Asset Management Co., Ltd.	-	20.6 million
Jiangsu Xinde Asset Management Co., Ltd.	-	9.3 million
Land use right and machinery's mortgage	-	3.6 million
Fixed deposit pledge	-	11.1 million
Total	128.4 million	153.0 million

The Group’s long-term bank borrowings were guaranteed by:

At December 31,
	2010	2011
	$	$

Jiangsu CEEG Electrical Equipment Manufacturing
Co., Ltd. and Group chairman Mr. Tingxiu Lu	30.2 million	-
Bank of Nanjing and China Electric Equipment Group Co., Ltd.	-	39.7 million
Land use right and machinery's mortgage	-	46.2 million
Construction in progress's mortgage	-	9.5 million
Total	30.2 million	95.4 million

The Group has short term credit facility of $827.3 million from various banks to facilitate its purchase of raw materials, of which $311.7 million were withdrawn with $515.6 million available to use as of December 31, 2011. The bank facility has no restrictions as to the use of such facility and contains no financial covenants. Those short-term credit facilities are renewable annually upon mutual agreement between the parties.

The Group has a six-year credit facility of $60.9 million from China Development Bank to facilitate its new 200MW cell production lines, of which $49.8 million were withdrawn with $11.1 million available to use as of December 31, 2011.